Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Transition 2010 Fund))	0 Months Ended
	Jun. 28, 2011
Class A
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.39%
Acquired Fund Fees and Expenses	0.63%
Total Annual Fund Operating Expenses	1.26%
Fee Waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.26%
Class B
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.64%
Acquired Fund Fees and Expenses	0.63%
Total Annual Fund Operating Expenses	2.27%
Fee Waiver and Expense Reimbursement	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.23%
Class C
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.54%
Acquired Fund Fees and Expenses	0.63%
Total Annual Fund Operating Expenses	2.17%
Fee Waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.17%
Class N
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.34%
Acquired Fund Fees and Expenses	0.63%
Total Annual Fund Operating Expenses	1.47%
Fee Waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.47%
Class Y
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.33%
Acquired Fund Fees and Expenses	0.63%
Total Annual Fund Operating Expenses	0.96%
Fee Waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.96%

[1]	The Transfer Agent has voluntarily agreed to limit the Transfer Agent fees to 0.35% of average annual net assets per fiscal year for all classes. The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that Total Annual Fund Operating Expenses as a percentage of daily net assets will not exceed the annual rate of 1.50% for Class A, 2.25% for Class B and Class C, 1.75% for Class N and 1.25% for Class Y, not including extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business. The Manager is not required to waive or reimburse Fund expenses in excess of the amount of indirect management fees earned from investments in the Underlying Funds. These expense limitations may not be amended or withdrawn until one year after the date of this prospectus.